Label	Element	Value
PD International Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PD International Large-Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 10% of the average value of the Fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations.

The Fund invests primarily in equity securities of foreign issuers. The sub-adviser defines foreign issuers as those that are associated with a country approved by the sub-adviser (“Approved Market”), which can be countries represented in a widely-recognized index of developed market securities, excluding the United States. The sub-adviser invests primarily in Approved Market equity securities listed on bona fide securities exchanges. As of December 31, 2017, the Approved Markets were: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The sub-adviser may change its list of Approved Markets from time to time without notice. Investments may be in corporate and/or governmental issuers or guaranteed by the government of an Approved Market, its agencies or instrumentalities, or in the central bank of such Approved Market, and may be in the form of depositary receipts. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different non-U.S. countries.

The sub-adviser’s definition of “large” varies widely across countries and regions and is based primarily on market capitalization measured in terms of reference to other companies located in the same country or region. These dollar amounts will change due to market conditions. As of December 31, 2017, the weighted average market capitalization of the Fund was approximately $56.8 billion.

The sub-adviser seeks to obtain broad market coverage of companies with large market capitalizations within each Approved Market. The sub-adviser generally determines the investment eligibility of an issuer primarily on the basis of such issuer’s market capitalization relative to other companies located in the same country or region. Securities are considered by the sub-adviser to be value stocks primarily because a company’s shares have a low price in relation to their book value. In assessing value, the sub-adviser may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, the sub-adviser may consider different measures, such as ratios of earnings or profits from operations relative to book value or assets.

The criteria the sub-adviser uses for assessing value or profitability are subject to change from time to time. The sub-adviser may also adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, and other factors that the sub-adviser determines to be appropriate, given market conditions. The sub-adviser will seek to set country weights based on the relative adjusted market capitalizations of eligible large companies within each country.

The sub-adviser may sell securities to fund redemptions and may also sell securities to rebalance the Fund from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the

Fund’s investments in that foreign currency and investments denominated in that foreign currency.

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Foreign Markets Risk: Exposure to foreign markets, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, may not have any obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

• Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

• Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.

• Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

• Liquidity Risk: Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

• Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q3 2010: 16.64%; Q3 2011: (19.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2017)
PD International Large-Cap Portfolio | MSCI World ex USA Index (Net) (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index (Net) (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
1 Year	rr_AverageAnnualReturnYear01	24.21%
5 Years	rr_AverageAnnualReturnYear05	7.46%
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
PD International Large-Cap Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	331
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	27
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	84
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	146
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 331
Annual Return 2010	rr_AnnualReturn2010	7.61%
Annual Return 2011	rr_AnnualReturn2011	(12.16%)
Annual Return 2012	rr_AnnualReturn2012	17.12%
Annual Return 2013	rr_AnnualReturn2013	20.39%
Annual Return 2014	rr_AnnualReturn2014	(5.34%)
Annual Return 2015	rr_AnnualReturn2015	(3.14%)
Annual Return 2016	rr_AnnualReturn2016	3.14%
Annual Return 2017	rr_AnnualReturn2017	25.07%
Label	rr_AverageAnnualReturnLabel	Class P (incepted May 1, 2009)
1 Year	rr_AverageAnnualReturnYear01	25.07%
5 Years	rr_AverageAnnualReturnYear05	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009